OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2021
Other Receivables
OTHER RECEIVABLES

5.	OTHER RECEIVABLES

Other receivables mainly comprise short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd., and rental and utilities deposits paid for the Guangzhou and Liaoning office, which are fully refundable. Short term loan amounting to RMB1.3 million is unsecured, has tenure from December 16, 2020 to December 16, 2021 and bears interest at 0.7% per month.